Accumulated Other Comprehensive Income - Changes in AOCI, including Reclassification Adjustments (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, [Abstract]
Other	$ 11,600,000		$ (6,800,000)	$ (7,300,000)		$ 5,600,000		$ (23,200,000)
OTTI	(10,900,000)		(12,800,000)	(52,200,000)		(165,400,000)		44,700,000
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	14,600,000		129,600,000
DAC/VOBA	386,000,000	[1]	31,800,000	(581,300,000)		(951,300,000)		(1,041,000,000)
Sales inducements	28,400,000		(15,000,000)	(67,100,000)		15,100,000		(75,700,000)
Change in unrealized gains/losses on available-for-sale securities	(376,100,000)		(36,000,000)
Change in unrealized gains/losses on securities				1,659,100,000		1,655,400,000		3,377,300,000
Derivatives	(12,700,000)	[2]	(26,900,000)	41,800,000	[2]	171,200,000	[2]	1,700,000	[2]
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	200,000		0
Change in unrealized gains/losses on derivatives	(12,900,000)		(26,900,000)
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	(3,500,000)	[3]	(3,800,000)
Change in pension and other postretirement benefits liability	3,500,000		3,800,000	21,400,000		(78,900,000)		3,900,000
Other comprehensive income (loss), before tax	(392,500,000)		(66,700,000)	1,689,900,000		1,899,700,000		3,328,700,000
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net unrealized gains/losses on securities				(563,400,000)		(192,500,000)		(1,029,500,000)
Other	4,100,000		(2,400,000)
OTTI	(3,800,000)		(4,500,000)	(18,300,000)		(57,900,000)		15,600,000
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	5,100,000		45,400,000
DAC/VOBA	135,100,000		11,100,000
Sales inducements	9,900,000		(5,200,000)
Change in unrealized gains/losses on available-for-sale securities	(128,800,000)		(48,000,000)
Derivatives	(4,500,000)		(9,400,000)
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	100,000		0
Change in unrealized gains/losses on derivatives	(4,600,000)		(9,400,000)
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	(1,200,000)		(1,300,000)
Change in pension and other postretirement benefits liability	1,200,000		1,300,000	7,500,000		(27,600,000)		1,400,000
Change in Other comprehensive income (loss)	(134,600,000)		(58,700,000)	574,200,000		278,000,000		1,012,500,000
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Net unrealized gains/losses on securities				1,095,700,000		1,462,900,000		2,347,800,000
Other	7,500,000		(4,400,000)
OTTI	(7,100,000)		(8,300,000)	(33,900,000)		(107,500,000)		29,100,000
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	9,500,000		84,200,000
DAC/VOBA	250,900,000		20,700,000
Sales inducements	18,500,000		(9,800,000)
Change in unrealized gains/losses on available-for-sale securities	(247,300,000)		12,000,000
Derivatives	(8,200,000)		(17,500,000)
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	100,000		0
Change in unrealized gains/losses on derivatives	(8,300,000)		(17,500,000)
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	(2,300,000)		(2,500,000)
Change in pension and other postretirement benefits liability	2,300,000		2,500,000	13,900,000		(51,300,000)		2,500,000
Other comprehensive income (loss), after tax	(257,900,000)		(8,000,000)	1,115,700,000		1,621,700,000		2,316,200,000
Fixed maturities
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, [Abstract]
Net unrealized gains/losses on available-for-sale securities	(792,100,000)		59,500,000	2,264,000,000		2,457,200,000		4,471,500,000
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net unrealized gains/losses on available-for-sale securities	(274,400,000)		(14,600,000)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Net unrealized gains/losses on available-for-sale securities	(517,700,000)		74,100,000
Equity securities
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, [Abstract]
Net unrealized gains/losses on available-for-sale securities	(6,300,000)		11,300,000	9,000,000		(42,400,000)		44,000,000
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net unrealized gains/losses on available-for-sale securities	(2,200,000)		4,000,000
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Net unrealized gains/losses on available-for-sale securities	(4,100,000)		7,300,000
Valuation allowance on deferred tax assets | Fixed maturities
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net unrealized gains/losses on available-for-sale securities			$ (33,000,000)

[1]	See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Condensed Consolidated Financial Statements for additional information.
[2]	See the Derivative Financial Instruments Note to these Condensed Consolidated Financial Statements for additional information.
[3]	See the Employee Benefits Obligations Note to these Condensed Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.